Fair Value of Financial Instruments - Carrying Values and Fair Values of Debt Instruments (Details) - Senior Notes [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Senior Notes due 2028
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000	$ 500,000	$ 500,000
Fair value of senior notes	$ 491,500	$ 470,850	$ 561,350
Interest rate	4.25%	4.25%	4.25%
Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000	$ 500,000	$ 500,000
Fair value of senior notes	$ 466,350	$ 457,650	$ 539,500
Interest rate	3.50%	3.50%	3.50%
Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value of senior notes	$ 600,000	$ 600,000	$ 600,000
Fair value of senior notes	$ 525,060	$ 510,540	$ 610,440
Interest rate	2.60%	2.60%	2.60%
Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value of senior notes	$ 650,000	$ 650,000	$ 650,000
Fair value of senior notes	$ 529,490	$ 514,540	637,065
Interest rate	2.20%	2.20%
New Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000	$ 500,000	0
Fair value of senior notes	$ 444,800	$ 429,000	0
Interest rate	3.20%	3.20%
Senior Notes due 2033
Debt Instrument [Line Items]
Carrying value of senior notes	$ 750,000	$ 750,000	0
Fair value of senior notes	$ 718,275	$ 699,450	0
Interest rate	4.20%	4.20%
Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000	$ 500,000	500,000
Fair value of senior notes	$ 341,300	$ 343,300	$ 496,350
Interest rate	3.05%	3.05%	3.05%
Senior Notes due 2052
Debt Instrument [Line Items]
Carrying value of senior notes	$ 850,000	$ 850,000	$ 850,000
Fair value of senior notes	$ 570,435	$ 561,425	$ 828,580
Interest rate	2.95%	2.95%	2.95%